Segmental information (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of operating segments [line items]
Gold income (1)	$ 2,491	$ 2,144
By-product revenue	61	42
Cost of sales	1,762	1,749
Gross profit	749	435
Amortisation	329	300
Capital expenditure	490	453
Total assets	8,367		$ 8,175
Operating segments
Disclosure of operating segments [line items]
Gold income (1)	2,831	2,442
By-product revenue	62	42
Cost of sales	1,936	1,930
Gross profit	916	552
Amortisation	372	345
Capital expenditure	551	497
AFRICA | Operating segments
Disclosure of operating segments [line items]
Gold income (1)	1,699	1,475
By-product revenue	3	2
Cost of sales	1,092	1,060
Gross profit	610	417
Amortisation	203	197
Capital expenditure	355	280
Total assets	4,612		4,414
AFRICA | Operating segments | Kibali - Attributable 45%
Disclosure of operating segments [line items]
Gold income (1)	340	298
By-product revenue	1	0
Cost of sales	174	181
Gross profit	167	117
Amortisation	43	45
Capital expenditure	61	44
Total assets	1,046		1,066
AFRICA | Operating segments | Iduapriem
Disclosure of operating segments [line items]
Gold income (1)	289	239
Cost of sales	167	195
Gross profit	122	45
Amortisation	41	66
Capital expenditure	70	70
Total assets	582		526
AFRICA | Operating segments | Obuasi
Disclosure of operating segments [line items]
Gold income (1)	249	242
Cost of sales	180	157
Gross profit	69	85
Amortisation	33	30
Capital expenditure	89	75
Total assets	1,364		1,288
AFRICA | Operating segments | Siguiri
Disclosure of operating segments [line items]
Gold income (1)	291	258
By-product revenue	1	1
Cost of sales	261	234
Gross profit	31	23
Amortisation	25	15
Capital expenditure	43	15
Total assets	513		486
AFRICA | Operating segments | Geita
Disclosure of operating segments [line items]
Gold income (1)	530	438
By-product revenue	1	1
Cost of sales	310	293
Gross profit	221	146
Amortisation	61	41
Capital expenditure	92	76
Total assets	1,102		1,042
AFRICA | Operating segments | Administration and other
Disclosure of operating segments [line items]
Gross profit	0	1
Total assets	5		6
AUSTRALIA | Operating segments
Disclosure of operating segments [line items]
Gold income (1)	561	514
By-product revenue	2	2
Cost of sales	438	414
Gross profit	125	102
Amortisation	83	66
Capital expenditure	86	73
Total assets	899		942
AUSTRALIA | Operating segments | Sunrise Dam
Disclosure of operating segments [line items]
Gold income (1)	272	250
By-product revenue	1	1
Cost of sales	215	196
Gross profit	57	54
Amortisation	39	25
Capital expenditure	23	22
AUSTRALIA | Operating segments | Tropicana - Attributable 70%
Disclosure of operating segments [line items]
Gold income (1)	289	264
By-product revenue	1	1
Cost of sales	206	202
Gross profit	85	64
Amortisation	43	40
Capital expenditure	63	51
AUSTRALIA | Operating segments | Administration and other
Disclosure of operating segments [line items]
Cost of sales	17	16
Gross profit	(17)	(16)
Amortisation	1	1
AMERICAS | Operating segments
Disclosure of operating segments [line items]
Gold income (1)	571	453
By-product revenue	57	38
Cost of sales	405	455
Gross profit	222	37
Amortisation	84	80
Capital expenditure	91	134
Total assets	1,372		1,254
AMERICAS | Operating segments | Cerro Vanguardia
Disclosure of operating segments [line items]
Gold income (1)	207	158
By-product revenue	57	37
Cost of sales	175	151
Gross profit	88	44
Amortisation	25	19
Capital expenditure	28	33
Total assets	606		524
AMERICAS | Operating segments | AngloGold Ashanti Mineração
Disclosure of operating segments [line items]
Gold income (1)	273	223
By-product revenue	0	1
Cost of sales	164	222
Gross profit	108	2
Amortisation	49	42
Capital expenditure	46	74
Total assets	607		584
AMERICAS | Operating segments | Serra Grande
Disclosure of operating segments [line items]
Gold income (1)	91	72
Cost of sales	65	80
Gross profit	27	(8)
Amortisation	10	19
Capital expenditure	17	27
Total assets	142		127
AMERICAS | Operating segments | Administration and other
Disclosure of operating segments [line items]
Cost of sales	1	2
Gross profit	(1)	(1)
Total assets	17		19
PROJECTS | Operating segments
Disclosure of operating segments [line items]
Capital expenditure	19	10
Total assets	855		833
PROJECTS | Operating segments | Colombian projects
Disclosure of operating segments [line items]
Capital expenditure	3	5
Total assets	191		194
PROJECTS | Operating segments | North American projects
Disclosure of operating segments [line items]
Capital expenditure	16	5
Total assets	664		639
CORPORATE AND OTHER | Operating segments
Disclosure of operating segments [line items]
Cost of sales	1	1
Gross profit	(41)	(4)
Amortisation	2	2
Total assets	629		$ 732
Equity-accounted joint venture included above | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Gold income (1)	340	298
By-product revenue	1	0
Cost of sales	174	181
Gross profit	167	117
Amortisation	43	45
Capital expenditure	$ 61	$ 44